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John Hancock Mutual Life Insurance Company

Law Sector

John Hancock Place
Post Office Box 111
Boston, Massachusetts 02117
(617) 572-9193
                                             [LOGO OF JOHN HANCOCK APPEARS HERE]

Francis C. Cleary, Jr.
Vice President and Counsel


                                March 12, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  John Hancock Variable Life Account V
     File No. 33-75610
     CIK 0000820299

     Rule 497(j) Filing


Commissioners:

     Conveyed via EDGAR for filing pursuant to Rule 101(a)(1)(i) of Regulation S-T and pursuant to Rule 497(j) under the Securities Act of 1933 is this certification that:

     (1) the form of the scheduled premium policy prospectus that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the registration statement, and

     (2) the text of the most recent post-effective amendment to the registration statement has been filed electronically.

     If you have any questions with respect to this submission, please do not hesitate to call me at (617) 572-9193.


                                Very truly yours,


                                /s/ FRANCIS C. CLEARY, JR.
                                Francis C. Cleary, Jr.
                                Vice President and Counsel